FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: June 30, 2009"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, August 7, 2009"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 58
"Form 13F Information Table Value Total: $513,275 (thousands)"

FORM 13F INFORMATION TABLE

ALCON INC	COM SHS	H01301102	813	7000	SH		SOLE		7000
American Oil & Gas	COM     	028723104	61	60000	SH		SOLE		60000
AMGEN INC	COM	031162100	2041	38535	SH		SOLE		38535
ANNALY CAP MGMT INC	COM	035710409	103237	6819239	SH		SOLE		6819239
APACHE CORP	COM	037411105	577	8000	SH		SOLE		8000
BARRICK GOLD CORP	COM	067901108	14212	422850	SH		SOLE		422850
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	10237	114	SH		SOLE		114
BURLINGTON NORTHN SANTA FE CP	COM	12189T104	4209	57200	SH		SOLE		57200
CHIMERA INVT CORP	COM	16934Q109	23237	6702443	SH		SOLE		6702443
Chunghwa Telecom	SPONS ADR NEW 09	17133Q403	1617	81641	SH		SOLE		81641
Clean Deisel Tech	COM NEW	18449C302	2134	1201651	SH		SOLE		1201651
COCA COLA CO	COM	191216100	720	15000	SH		SOLE		15000
Coeur D Alene Mines Corp	COM	192108504	1385	112617	SH		SOLE		112617
COMCAST CORP NEW	CL A	20030N101	942	65000	SH		SOLE		65000
CONOCOPHILLIPS	COM	20825C104	17767	422342	SH		SOLE		422342
COVIDIEN LTD	COM	G2552X108	1517	42500	SH		SOLE		42500
DELL INC	COM	24702R101	1089	79240	SH		SOLE		79240
DEVON ENERGY CORP NEW	COM	25179M103	980	18000	SH		SOLE		18000
DRDGOLD LIMITED	SPON ADR NEW	26152H301	260	34015	SH		SOLE		34015
EBAY INC	COM	278642103	753	44000	SH		SOLE		44000
ENCANA CORP	COM	292505104	2471	49853	SH		SOLE		49853
EXTERRAN HLDS 	COM      	30225X103	641	40000	SH		SOLE		40000
EXXON MOBIL CORP	COM	30231G102	321	4593	SH		SOLE		4593
FAIRFAX FINL HLDGS LTD	SUB VTG	303901102	826	3300	SH		SOLE		3300
GENERAL ELECTRIC CO	COM	369604103	237	18150	SH		SOLE		18150
GENERAL MLS INC	COM	370334104	841	15000	SH		SOLE		15000
Gold Fields Ltd New	SPON ADR	38059T106	24887	2064450	SH		SOLE		2064450
HEINZ H J CO	COM	423074103	623	17450	SH		SOLE		17450
INTERNATIONAL BUSINESS MACHS	COM	459200101	297	2847	SH		SOLE		2847
JOHNSON & JOHNSON	COM	478160104	60173	1060003	SH		SOLE		1060003
KRAFT FOODS INC	CL A	50075N104	103822	4095658	SH		SOLE		4095658
LEUCADIA NATL CORP	COM	527288104	844	40000	SH		SOLE		40000
MARSH & MCLENNAN COS INC	COM	571748102	466	23152	SH		SOLE		23152
MCDONALDS CORP	COM	580135101	431	7500	SH		SOLE		7500
MDC HLDGS INC     	COM         	552697104	674	22000	SH		SOLE		22000
MEDTRONIC INC	COM	585055106	34265	982355	SH		SOLE		982355
MGT CAPITAL INVTS INC	COM	55302P103	98	237160	SH		SOLE		237160
MICROSOFT CORP	COM	594918104	833	35000	SH		SOLE		35000
NEWFIELD EXPL CO	COM	651290108	817	25000	SH		SOLE		25000
NEWMONT MINING CORP	COM	651639106	6803	166566	SH		SOLE		166566
NORTHERN TR CORP	COM	665859104	860	16000	SH		SOLE		16000
NRG ENERGY INC	COM NEW	629377508	2593	100000	SH		SOLE		100000
PEPSICO INC	COM	713448108	302	5500	SH		SOLE		5500
PHILIP MORRIS INTL INC	COM	718172109	48287	1106943	SH		SOLE		1106943
PROSHARES TR	PSHS ULSHT SP500	74347R883	2764	50000	SH		SOLE		50000
QUESTAR CORP      	COM          	748356102	466	15000	SH		SOLE		15000
RACKSPACE HOSTING 	COM       	750086100	657	47300	SH		SOLE		47300
REDWOOD TR INC	COM	758075402	5725	388000	SH		SOLE		388000
REPUBLIC SVCS INC	COM	760759100	2443	100000	SH		SOLE		100000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	351	6895	SH		SOLE		6895

SCHLUMBERGER LTD	COM	806857108	216	4000	SH		SOLE		4000
THERMO FISHER	COM                	883556102	1020	25000	SH		SOLE		25000
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	745	38237	SH		SOLE		38237
WALGREEN CO	COM	931422109	15483	526650	SH		SOLE		526650
WAL MART STORES INC	COM	931142103	726	15000	SH		SOLE		15000
WELLS FARGO & CO NEW	COM	949746101	729	30000	SH		SOLE		30000
WYETH	COM	983024100	1202	26500	SH		SOLE		26500
YAHOO INC	COM	984332106	548	35000	SH		SOLE		35000